Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
301900000	€ 2,101.6	€ 2,099.4
Intangibles	2,457.6	2,455.7
Property, plant and equipment	542.9	549.4
Other non-current assets	8.1	8.9
Derivative financial instruments	0.2	0.0
Deferred tax assets	100.4	128.3
Total non-current assets	5,210.8	5,241.7
Current assets
Cash and cash equivalents	369.7	254.2
Inventories	457.1	410.6
Trade and other receivables	266.8	234.6
Indemnification assets	1.8	9.5
Derivative financial instruments	19.9	20.2
Total current assets	1,115.3	929.1
Assets	6,326.1	6,170.8
Current liabilities
Trade and other payables	695.4	692.0
Current tax payable	183.0	198.5
Provisions	36.1	39.3
Loans and borrowings	22.6	29.1
Derivative financial instruments	3.7	7.3
Total current liabilities	940.8	966.2
Non-current liabilities
Loans and borrowings	2,142.3	2,198.3
Employee benefits	132.1	244.2
Other non-current liabilities	1.1	1.8
Provisions	1.3	2.9
Derivative financial instruments	56.6	20.8
Deferred tax liabilities	445.7	437.6
Total non-current liabilities	2,779.1	2,905.6
Total liabilities	3,719.9	3,871.8
Net assets	2,606.2	2,299.0
Equity
Share capital and capital reserve	1,596.7	1,623.1
Share-based compensation reserve	13.8	6.9
Founder Preferred Shares Dividend Reserve	0.0	166.0
Translation reserve	89.3	105.1
Other reserves	19.8	10.5
Retained earnings	886.6	387.4
Equity	€ 2,606.2	€ 2,299.0